Schedule of Components of Restricted Stock Liabilities (Details) - USD ($)		6 Months Ended		12 Months Ended
	Dec. 15, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Restricted Stock Liabilities
Restricted stock liabilities recorded upon modification of the restricted stock awards and units (1,064,549 restricted stock to be purchased at $4.00 per share)		$ 4,258,196		$ 4,258,196
Less imputed interest		(457,462)		(457,462)
Present value of restricted stock liabilities	$ 3,800,734	3,800,734		3,800,734
Less payments (excluding imputed interest)		(893,427)
Less prepayments		(716,002)		(177,425)
Restricted stock liabilities		2,907,307		1,627,499
Restricted stock liabilities				3,623,309
Current portion of restricted stock liabilities		1,879,506		1,627,499
Long-term portion of restricted stock liabilities		1,027,801		1,995,810
Total restricted stock liabilities		$ 2,907,307		3,623,309
Total restricted stock liabilities				$ 3,819,560